Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2017	Mar. 31, 2016
Employee benefit plans
Discount rate	0.90%	0.60%
Rate of increase in compensation levels	2.50%	2.50%